CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in operating assets and liabilities:
A. Net cash from operating activities	$ (6,095,279)	$ (1,775,090)		$ (5,465,618)	$ (4,037,001)
Cash flows from investing activities
B. Net cash used in investing activities	(3,993,958)	(4,757,461)		(8,160,020)	(22,891,796)
Cash flows from financing activities
C. Net cash from financing activities	3,562,158	(3,040,943)		11,258,647	43,093,686
F. Net decrease in cash and cash equivalents	(6,527,079)	(9,910,200)		(2,718,159)	9,713,441
G. Cash and cash equivalents at beginning of the period	10,497,570	13,215,729		13,215,729	3,502,288
Cash and cash equivalents at the end of the period	3,970,491	3,305,529	$ 13,215,729	10,497,570	13,215,729
Galata Acquisition Corp.
Cash flows from operating activities
Net income (loss)			(841,299)	(837,116)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on assets held in Trust			(4,787)	(2,114,858)
Changes in operating assets and liabilities:
Prepaid expenses			(216,983)	145,492
Accrued expenses			706,224	2,447,421
A. Net cash from operating activities			(356,845)	(359,061)
Cash flows from investing activities
Cash deposited into trust account			(146,625,000)
B. Net cash used in investing activities			(146,625,000)
Cash flows from financing activities
Sale of units in public offering, net			140,317,771
Sale of private placement warrants to sponsor			7,250,000
Proceeds from issuance of Class B ordinary shares to sponsor			25,000
C. Net cash from financing activities			147,592,771
F. Net decrease in cash and cash equivalents			610,926	(359,061)
G. Cash and cash equivalents at beginning of the period	$ 251,865	$ 610,926		610,926
Cash and cash equivalents at the end of the period			610,926	251,865	$ 610,926
Non-cash financing activities:
Deferred underwriters' discount and commissions			5,031,250
Initial classification of Class A ordinary shares subject to possible redemption			143,750,000
Remeasurement of Class A ordinary shares to redemption value			$ 1,213,479	$ 2,119,645